Pension obligations (Narrative) (Details) - Pension obligations [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Year	Dec. 31, 2020
Statements [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 12,477
Weighted average duration of defined benefit obligation	19 years 2 months 12 days	21 years 2 months 12 days
Actuarial assumption of discount rates [Member]
Statements [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (18,774)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 21,539
Actuarial assumption of expected rates of salary increases [Member]
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,824
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,522)
Actuarial assumptions of life expectancy [Member]
Statements [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,795
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,847)
Active members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	21 years	22 years 3 months 18 days
Deferred members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	23 years 6 months	21 years 10 months 24 days
Retired members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	10 years	12 years